Income Taxes	12 Months Ended
Dec. 31, 2021
Income Taxes
Income Taxes

14. Income Taxes

The components of the Company’s loss before income tax expense are as follows (in thousands):

	Year Ended December 31,
	2021	2020
United States	$(10,400)	$(27,066)
Foreign	(458)	(326)
Loss before income tax provision	$(10,858)	$(27,392)

There is no provision for income taxes for the years ended December 31, 2021 and 2020 because the Company has historically incurred net operating losses and maintains a full valuation allowance against its deferred tax assets.

The effective tax rate differs from the U.S. federal statutory rate primarily due to the full valuation allowance maintained on the Company’s net deferred tax assets for the years ended December 31, 2021 and 2020 and as a result of non-deductible items for the year ended December 31, 2021 related to the closing of the Merger. A reconciliation of the U.S. federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	Year Ended December 31,
	2021	2020
Federal statutory income tax rate	21.0%	21.0%
State income taxes, net of federal benefit	18.8	3.9
Federal and state research and development tax credits	9.7	7.3
Loss on extinguishment of debt	(24.5)	0
Merger transaction costs	(1.3)	0
Change in fair value of contingent earn-out liability and contingently issuable common stock liability	124.5	0
Change in fair value of derivative liability	(3.4)	0
Non-deductible convertible notes interest	(10.2)	0
Change in valuation allowance	(138.1)	(33.7)
Change in tax rate	(0.5)	1.3
Stock-based compensation	4.3	0
Permanent differences	(0.4)	(0.3)
Other	0.1	0.5
Effective income tax rate	(0.0)%	(0.0)%

Net deferred tax assets consisted of the following (in thousands):

	December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$25,357	$13,996
Research and development tax credit carryforwards	4,910	3,857
Capitalized research and development costs	8,473	7,274
Accrued expenses	3,211	334
Deferred revenue	2,293	1,049
Other	43	304
Total deferred tax assets	44,287	26,814
Valuation allowance	(43,407)	(26,005)
Total deferred tax assets, net of valuation allowance	880	809
Deferred tax liabilities:
Depreciation and amortization	(864)	(542)
Other	(16)	(267)
Total deferred tax liabilities	(880)	(809)
Net deferred tax assets	$—	$—

As of December 31, 2021 and December 31, 2020, the Company had gross federal net operating losses of $20.1 million and $20.1 million that are subject to expire at various dates through 2033 and 2033, respectively, and federal net operating losses of $79.3 million and $33.9 million, which have no expiration date and can be used to offset up to 80% of future taxable income in any one tax period, respectively. The Company also had gross state net operating loss carryforwards of $75.3 million and $42.6 million for the years ended December 31, 2021 and 2020, respectively, which may be available to offset future state taxable income and which begin to expire in 2033 and 2033, respectively. Additional gross net operating loss carryforwards of approximately $1.5 million are available in the United Kingdom and will not expire. As of December 31, 2021, the Company had gross U.S. federal and state research and development and other tax credit carryforwards of $3.3 million and $2.1 million, respectively, which may be available to offset future tax liabilities and the majority of which begin to expire in 2033 and 2028, respectively. As of December 31, 2020, the Company had gross U.S. federal and state research and development and other tax credit carryforwards of $2.5 million and $1.7 million, respectively, which may be available to offset future tax liabilities and the majority of which begin to expire in 2033 and 2028, respectively.

Utilization of the U.S. federal and state net operating loss carryforwards and research and development tax credit carryforwards may be subject to a substantial annual limitation under Sections 382 and 383 of the Internal Revenue Code of 1986, and corresponding provisions of state law, due to ownership changes that have occurred previously or that could occur in the future. These ownership changes may limit the amount of carryforwards that can be utilized annually to offset future taxable income or tax liabilities. In general, an ownership change, as defined by Section 382, results from transactions increasing the ownership of certain stockholders or public groups in the stock of a corporation by more than 50% over a three-year period. The Company has not conducted a study to assess whether a change of control has occurred or whether there have been multiple changes of control since inception due to the significant complexity and cost associated with such a study. If the Company has experienced a change of control, as defined by Section 382, at any time since inception, utilization of the net operating loss carryforwards or research and development tax credit carryforwards would be subject to an annual limitation under Section 382, which is determined by first multiplying the value of the Company’s stock at the time of the ownership change by the applicable long-term tax-exempt rate, and then could be subject to additional adjustments, as required. Any limitation may result in expiration of a portion of the net operating loss carryforwards or research and development tax credit carryforwards before utilization. Further, until a study is completed by the Company and any limitation is known, no amounts are being presented as an uncertain tax position.

The Company considered the significant negative evidence of its history of cumulative net operating losses incurred since inception, as well as other positive and negative evidence bearing upon its ability to realize the deferred tax assets, and has concluded that it is more likely than not that the Company will not realize the benefits of the deferred tax assets. Accordingly, a full valuation allowance has been established against the net deferred tax assets as of December 31, 2021 and 2020. If or when recognized, the tax benefits related to any reversal of the valuation allowance on deferred tax assets as of December 31, 2021, will be accounted for as follows: approximately $41.2 million will be recognized as a reduction of income tax expense and $2.2 million will be recorded as an increase in equity. The Company reevaluates the positive and negative evidence at each reporting period.

Changes in the valuation allowance for deferred tax assets related primarily to the increase in net operating loss carryforwards, research and development tax credit carryforwards, and capitalized R&D costs and were as follows (in thousands):

	December 31,
	2021	2020
Valuation allowance as of beginning of year	$26,005	$16,767
Additions charged to provision for income taxes	15,245	9,233
Additions charged to equity	2,155	—
Currency translation and other	2	5
Valuation allowance as of end of year	$43,407	$26,005

As of December 31, 2021 and 2020, the Company had not recorded any amounts for unrecognized tax benefits. The Company’s policy is to record interest and penalties related to income taxes as part of its income tax provision. As of December 31, 2021 and 2020, the Company had no accrued interest or penalties related to uncertain tax positions and no amounts had been recognized in the Company’s consolidated statements of operations and comprehensive loss. The Company files income tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal, state and non-US jurisdictions, where applicable. The Company is open to future tax examinations in the US under statute from 2018 to the present; however, carryforward attributes that were generated prior to 2018 may still be adjusted upon examination by federal, state, or local tax authorities if they either have been or will be used in a future period. The Company is also open for future tax examinations under statute from 2019 to the present in the UK. The Company has not received notice of examination in any jurisdictions for any tax year open under statute.